Income Taxes - Schedule of Reconciliation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate [Abstract]
Benefit for income taxes at 21% rate, Amount	$ (800,846)	$ (1,297,230)
Benefit for income taxes at 21% rate, percentage	21.00%	21.00%
State income taxes, net of federal benefit, Amount	$ (364,618)	$ (478,515)
State income taxes, net of federal benefit, percentage	9.60%	7.70%
Impact of non-U.S. earnings, amount	$ (33,994)	$ (33,897)
Impact of non-U.S. earnings, percentage	0.90%	0.50%
Permanent differences, amount	$ 280,654
Permanent differences, percentage	(7.40%)	0.00%
Change in fair value of promissory note, amount	$ (1,129,646)
Change in fair value of promissory note, percentage	29.60%	0.00%
Non-deductible interest expense, amount	$ 304,962
Non-deductible interest expense, percentage	(8.00%)	0.00%
Other reconciling items, net, amount	$ 2,042,657	$ 683,359
Other reconciling items, net, percentage	(53.60%)	(11.10%)
Change in valuation allowance, amount	$ (298,919)	$ 1,126,783
Change in valuation allowance, percentage	7.80%	(18.20%)
Benefit for Income Taxes, amount	$ 250	$ 500
Benefit for Income Taxes, percentage	(0.10%)	(0.10%)